Finance and operating leases - Supplemental balance sheet information (Details)	Dec. 31, 2025	Dec. 31, 2024
Weighted-average remaining lease term (in years):
Finance leases	3 years 1 month 6 days	3 years 6 months
Operating leases	8 years 7 months 6 days	9 years 10 months 24 days
Weighted-average discount rate:
Finance leases	4.93%	5.65%
Operating leases	4.87%	5.02%